Revenue from customers (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue from customers
Revenue from customers	$ 328	$ 208	$ 268	$ 163
Consulting fees
Revenue from customers
Revenue from customers	326	146	170	140
Margin fees
Revenue from customers
Revenue from customers	$ 2	$ 62	$ 98	$ 23